Condensed Consolidated Statements of Cash Flows (Q2) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (22,278)	$ (2,826)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based expense	577	316
Amortization of debenture issuance cost	138	213
Depreciation and amortization	27	19
Loss on extinguishment of debenture	17,941
Loss on fair value adjustments of derivative liabilities	879	(1,510)
Equity in losses of joint ventures	322	24
Bad debt expense	30
Changes in operating assets and liabilities:
Accounts receivable		272
Interest receivable - related party	(9)
Prepaid expenses and other current assets	94	(93)
Other long-term assets	(2)	(21)
Accrued expenses and payables	875	(26)
Net cash used in operating activities	(1,406)	(3,632)
Cash flows from investing activities:
Short term loan to affiliate	(350)
Equity investment in joint ventures		(11)
Net cash provided by/(used in) investing activities	(350)	(11)
Cash flows from financing activities:
Proceeds from issuance of debenture	1,000
Proceeds from exercise of stock warrants	263
Net cash provided by financing activities	1,263
Net increase/(decrease) in cash and cash equivalents	(493)	(3,643)
Cash and cash equivalents, beginning of period	871	7,071
Effect of exchange rates on cash
Cash and cash equivalents, end of period	378	3,428
Supplemental Disclosures:
Cash paid for interest expense during the six months:		$ 440